UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  White Mountain Investment, Inc.
Address:  114 North Main Street
Suite 301
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Patrice Allaire
Title:	Portfolio Manager
Phone:	603-224-2330
Signature, Place, and Date of Signing:

					Concord, NH    November 8, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: 160,144



List of Other Included Managers: None.

No.  13F File Number	Name

WHITE MOUNTAIN INVESTMENT
FORM 13F
30-Sep-01


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
H & Q Life Sciences            MFE              404053100      327 17705.0000SH      SOLE                3095.0000        14610.0000
Mass Mutual Corp Investors     MFF              576292106      624 27000.0000SH      SOLE               14500.0000        12500.0000
MuniVest Fund                  MFF              626295109      417 46500.0000SH      SOLE               12000.0000        34500.0000
AES Corp.                      COM              00130H105      197    15400 SH       SOLE                                      15400
AMB Property Corp.             COM              00163T109      801    32700 SH       SOLE                     8500             24200
AOL Time Warner                COM              00184A105     3672   110948 SH       SOLE                    31100             79848
Accenture                      COM              g1150g111      427    33500 SH       SOLE                    17500             16000
American Home Products         COM              026609107     2575    44200 SH       SOLE                    11200             33000
American International Group   COM              026874107     7343    94143 SH       SOLE                    18404             75739
Archstone Smith Trust          COM              039583109     1088    41704 SH       SOLE                    16694             25010
Bank of New York Inc.          COM              064057102     1886    53900 SH       SOLE                    25400             28500
BellSouth Corp.                COM              079860102      226     5450 SH       SOLE                                       5450
Boston Properties Inc.         COM              101121101      324     8500 SH       SOLE                     1000              7500
Bristol-Myers Squibb           COM              110122108     1186    21350 SH       SOLE                     2300             19050
Burlington Resources, Inc.     COM              122014103     1991    58186 SH       SOLE                    15000             43186
CVS                            COM              126650100     3687   111050 SH       SOLE                    26100             84950
Cardinal Health                COM              14149Y108    10338   139800 SH       SOLE                    37200            102600
Chubb Corp.                    COM              171232101     2285    32000 SH       SOLE                    11200             20800
Cisco Systems                  COM              17275R102     2756   226257 SH       SOLE                    12000            214257
Citigroup                      COM              172967101     1229    30350 SH       SOLE                     9000             21350
Conoco Class B.                COM              208251405      686    27056 SH       SOLE                     4000             23056
Convergys                      COM              212485106     2592    93400 SH       SOLE                    10000             83400
Corning                        COM              219350105      386    43781 SH       SOLE                     4900             38881
EOG Resources                  COM              26875P101      295    10200 SH       SOLE                     5000              5200
El Paso Corp.                  COM              28336L109     1888    45450 SH       SOLE                    11100             34350
Enron                          COM              293561106     1622    59550 SH       SOLE                    18600             40950
Enzon Inc.                     COM              293904108     3133    61434 SH       SOLE                                      61434
Exxon Mobil Corporation        COM              30231g102     1279    32474 SH       SOLE                     1600             30874
Fair, Isaac                    COM              303250104     4834   102350 SH       SOLE                    25400             76950
Fannie Mae                     COM              313586109    13453   168033 SH       SOLE                    37300            130733
Fed. Home Loan Mortgage Assn.  COM              313400301     1677    25800 SH       SOLE                    13000             12800
First Data                     COM              319963104     3603    61850 SH       SOLE                    14000             47850
First Health Group             COM              320960107     5454   185640 SH       SOLE                    37800            147840
Fiserv Inc.                    COM              337738108      542    15835 SH       SOLE                                      15835
General Electric               COM              369604103    11391   306220 SH       SOLE                    46700            259520
Genzyme                        COM              372917104      204     4500 SH       SOLE                                       4500
Health Care Property           COM              421915109     1042    27100 SH       SOLE                    13600             13500
Home Depot                     COM              437076102     6432   167626 SH       SOLE                    38563            129063
Hooper Holmes                  COM              439104100      899   144000 SH       SOLE                    41000            103000
Independent Bank               COM              453836108      495    30375 SH       SOLE                                      30375
Intel Corp.                    COM              458140100     1986    97178 SH       SOLE                    43600             53578
International Business Machine COM              459200101     5251    57245 SH       SOLE                     9410             47835
J.P. Morgan Chase & Co.        COM              46625h100      365    10685 SH       SOLE                     1480              9205
Johnson & Johnson              COM              478160104     5973   107824 SH       SOLE                    18000             89824
Kronos                         COM              501052104      525    12800 SH       SOLE                      800             12000
Medtronic                      COM              585055106     2664    61250 SH       SOLE                     6000             55250
Merck                          COM              589331107     7088   106424 SH       SOLE                    23620             82804
Microsoft Corp.                COM              594918104      276     5400 SH       SOLE                      800              4600
Miller Herman Inc.             COM              600544100      800    41100 SH       SOLE                                      41100
Molex 'A'                      COM              608554200     1658    68246 SH       SOLE                    23110             45136
Nestle ADRs (voting)           COM              641069406     1067    20000 SH       SOLE                     4000             16000
New York Times                 COM              650111107     5123   131250 SH       SOLE                    32000             99250
Nokia 'A'                      COM              654902204      230    14700 SH       SOLE                     8500              6200
Paychex, Inc.                  COM              704326107     1004    31874 SH       SOLE                    16874             15000
PepsiCo Inc                    COM              713448108     2013    41500 SH       SOLE                    12000             29500
Pfizer Inc.                    COM              717081103      411    10260 SH       SOLE                                      10260
Pitney Bowes Inc.              COM              724479100     2025    53000 SH       SOLE                    14500             38500
Procter & Gamble               COM              742718109      864    11874 SH       SOLE                     1600             10274
Royal Dutch Petroleum          COM              780257804     1284    25556 SH       SOLE                     4400             21156
S.B.C. Communications          COM              78387G103      535    11348 SH       SOLE                                      11348
Schering Plough Corp.          COM              806605101      616    16600 SH       SOLE                                      16600
Simon Property Group           COM              828806109      393    14600 SH       SOLE                     8600              6000
Staples                        COM              855030102     1073    80395 SH       SOLE                    18375             62020
State Street Corp              COM              857477103      364     8000 SH       SOLE                     8000
Synopsys                       COM              871607107     1897    47300 SH       SOLE                     9900             37400
Transatlantic Holdings         COM              893521104      760     9000 SH       SOLE                                       9000
Tyco                           COM              902124106     3338    73354 SH       SOLE                    22300             51054
Unilever N.V.  NY shares       COM              904784709     1007    18642 SH       SOLE                     2857             15785
Verizon Communications         COM              92343v104      352     6511 SH       SOLE                                       6511
WPP Group PLC                  COM              929309300      222     6012 SH       SOLE                     1503              4509
Waste Management Inc.          COM              94106L109      484    18096 SH       SOLE                                      18096
Wells Fargo                    COM              949746101     2578    58000 SH       SOLE                    10000             48000
Williams                       COM              969457100      628    23004 SH       SOLE                                      23004